RISKS AND UNCERTAINTIES - Additional Information (Details) - EBP 001 - Minimum	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Percentage of investments at fair value	10.00%
Spartan 500 Index fund
EBP, Risk and Uncertainty [Line Items]
Percentage of investments at fair value	10.00%	10.00%